Leases - Related Party (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Interest rate	0.36%	1.67%
Lease payment		$ 300,000
Visconti Holdings, LLC [Member]
Lease term	5 years	5 years
Lease payment	$ 30,000	$ 25,000
Security deposit	$ 25,000	25,000
Lease rent		$ 30,000